Other Operating Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Trading And Other Income [abstract]
Loss on repurchase of debt securities and subordinated liabilities	£ 27	£ 17
Gains on disposals of UK head office site	£ 71